STOCKHOLDERS' EQUITY - Restricted Stock Agreements (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price						$ 3.34
Weighted-average remaining contractual term (in years)		7 years 6 months 3 days	7 years 9 months	7 years 10 months 2 days
Amount of convertible notes issued	$ 0.2
Shares issues upon conversion	340,923
Accrued interest rate	2.57%
Repurchase of common stock	76,461
Unvested restricted stock units outstanding
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued					34,010,977
Share price					$ 0.0001
Weighted-average remaining contractual term (in years)		1 year	7 months 6 days